RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	5 Months Ended
Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Summarizes the effect of the correction on each financial statement line item

	As
	Previously		As
	Reported	Adjustments	Revised
Balance sheet as of October 27, 2020 (audited)
Warrant Liabilities	$—	$17,600,000	$17,600,000
Total Liabilities	9,979,556	17,600,000	27,579,556
Ordinary Shares Subject to Possible Redemption	189,953,340	(17,600,000)	172,353,340
Class A Ordinary Shares	100	176	276
Additional Paid-in Capital	5,045,914	1,129,643	6,175,557
Accumulated Deficit	(46,579)	(1,129,643)	(1,176,398)

	As
	Previously		As
	Reported	Adjustments	Restated
Balance sheet as of December 31, 2020 (audited)
Warrant Liabilities	$—	$24,945,850	$24,945,850
Total Liabilities	7,539,900	24,945,850	32,485,750
Ordinary Shares Subject to Possible Redemption	204,477,211	(24,945,841)	179,531,370
Class A Ordinary Shares	108	249	357
Additional Paid-in Capital	5,238,322	7,381,477	12,619,799
Accumulated Deficit	(238,958)	(7,381,735)	(7,620,693)
Shareholders’ Equity	5,000,010	(9)	5,000,001

Statement of Operations for the period from August 20, 2020 (inception) to December 31, 2020 (audited)
Change in fair value of warrant liabilities	$—	$(6,207,183)	$(6,207,183)
Transaction Costs — warrant liabilities	—	(720,885)	(720,885)
Compensation expense – Private Warrants	—	(453,667)	(453,667)
Formation and operating costs	(264,690)	(1,174,552)	(1,439,242)
Net loss	(238,958)	(7,381,735)	(7,620,693)
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	20,172,634	(1,851,093)	18,321,541
Weighted average shares outstanding, basic and diluted Basic and diluted weighted average shares outstanding Non-redeemable common stock	5,744,947	1,019,670	6,764,617
Basic and diluted net loss per non-redeemable common share	(0.05)	(1.08)	(1.13)

	As
	Previously		As
	Reported	Adjustments	Restated
Statement of Cash Flows for the period from August 20, 2020 (inception) through December 31, 2020 (audited)
Net loss	(238,958)	(7,381,735)	(7,620,693)
Change in fair value of warrant liabilities	—	6,207,183	6,207,183
Allocation of IPO costs to warrant liabilities	—	720,885	720,885
Compensation expense – Private Warrants	—	453,667	453,667
Initial classification of Class A Ordinary Shares subject to possible redemption	204,669,590	(18,738,660)	185,930,930
Change in value of Class A Ordinary Shares subject to possible redemption	(192,379)	(6,207,181)	(6,399,560)
Initial classification of warrant liabilities	—	18,738,667	18,738,667